Note 7 - Available-for-sale Equity Securities (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2016
Details
Available for sale equity securities owned		2,272,800	3,000,000
INCOME TAX PROVISION (BENEFIT)	$ (11,632)	$ (32,632)	$ 68,985